WEIGHTED AVERAGE COMMON SHARES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	7,201,563	6,976,720	7,191,730	6,700,268
Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	437,776	437,776	437,775	179,258
Series A Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	5,000,000	5,000,000	5,000,000	5,000,000
Series B Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	1,363,787	1,138,944	1,353,954	1,121,010
Detachable Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	400,000	400,000	400,000	400,000